Financial Instruments Risk Management - Additional Information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	£ 17,225,000	£ 41,912,000	£ 60,264,000	£ 87,356,000
Interest Rate Risk [member]
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	£ 17,200,000	41,900,000
Increase in interest rates	0.50%
Increase in interest income on cash and cash equivalents held on variable and short term fixed rate deposits	£ 45,000	169,000
Currency Risk [member]
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	£ 10,949,000	27,924,000
Percentage of increase in foreign exchange rate	1.00%
Reduction in financial assets and liabilities in foreign currencies	£ 74,000	£ 283,000
Credit Risk [Member] | Bottom Of Range [Member]
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	£ 85,000